Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenues And Cost Of Revenues [Abstract]
Schedule of revenues
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Software as a Service	7,328	3,839	1,976
Advertising services	2,325	-	-
Software licenses	227	447	625
Software support services	401	587	655
Other services	-	13	28
	10,281	4,886	3,284

Schedule of revenue recognized future related to performance obligations
	2022	2023 and thereafter	Total
	U.S. dollar in thousands

Contracts with customers	514	18	532

Schedule of cost of revenues
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll and related expenses	465	257	206
Clearing fees	213	-	-
Traffic acquisition costs	1,118	-	-
Share-based payment	53	5	31
Internet services providers	1,747	973	360
Networks and servers	341	129	88
Amortization of and depreciation	1,156	1,084	863
Impairment of intangible assets	-	-	270
Other	52	51	71
	5,145	2,499	1,889